Intangible Assets and Consideration Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets and Consideration Payable [Abstract]
Intangible assets and consideration payable
9.	Intangible assets and consideration payable

	License # 1	License # 2 (IPR&D asset)	Total
Cost:
Balance, December 31, 2024	$861,452	2,023,097	2,884,549
Additions	-	49,535	49,535
Termination of agreement	(861,452)		(861,452)
Balance, June 30, 2025	$-	2,072,632	2,072,632

Accumulated amortization:
Balance, December 31, 2024	$82,556	-	82,556
Additions	14,358	-	14,358
Termination of agreement	(96,914)	-	(96,914)
Balance, June 30, 2025	$-	-	-

Net book value:
December 31,2024	$778,896	2,023,097	2,801,993
June 30, 2025	-	2,072,632	2,072,632

On January 15, 2024, the Company entered into a license agreement with a biotechnology company to use the biotechnology company’s proprietary technology and process to assist in formulating stem cells (the license granted under this license agreement, “License #1”). The term of License # 1 is 10 years and has a purchase price of $1,000,000. The payments structure for License #1 is as follows:

a)	$50,000 payable upon executing the license (paid)

b)	$350,000 payable on March 15, 2025 (updated from July 15, 2024 in an amendment dated July 9, 2024)[1]

c)	$600,000 payable on completion of technology transfer or two years from January 15, 2024, whichever comes first[1]

[1]	Effective February 27, 2025, the Company and the biotechnology company entered into a mutual termination agreement to terminate the Company’s right to License # 1 and to release the Company of the remaining undiscounted obligation payable of $950,000. Upon termination, no further obligations are required of either party.

The cost of License # 1 was measured at $861,452, which is the fair value of the consideration payable on initial recognition, determined by discounting the future payments using a market interest rate of 11.75%.

Consideration payable
Consideration payable – undiscounted	$1,000,000
Discount on initial recognition	(138,548)
Fair value on initial recognition	$861,452
Paid in cash	(50,000)
Accretion	73,015
Balance, December 31, 2024	$884,467
Accretion	9,684
Termination of agreement	(894,151)
Balance, June 30, 2025	$-

As a result of the termination, the Company derecognized the associated intangible asset and the related consideration payable, recognizing a gain of $129,613 in the condensed consolidated statements of operations for the six months ended June 30, 2025.

On April 30, 2024, the Company entered into an exclusive license agreement with a pharmaceutical company granting the Company rights to develop, manufacture, and commercialize licensed products (the license granted under this license agreement, “License # 2”). The Company has classified License # 2 as an IPR&D asset resulting in only the acquisition costs plus any transaction costs to be capitalized upon acquisition. The research and development project associated with License # 2 is not yet complete and as a result the Company has not yet determined the useful life of the IPR&D asset.

The Company paid consideration of $400,000 and 679 shares of common stock with a value of $492,850 to the pharmaceutical company. The shares issued to the pharmaceutical company are unregistered and subject to trading restrictions for six months from the issue date, resulting in a fair value discount adjustment of $173,100 on the value of the shares of common stock issued to the pharmaceutical company. The Company incurred transaction costs of $12,320 in legal fees and $1,117,771 in shares of common stock paid to a consultant who assisted in acquiring License # 2. The shares of common stock to be issued to the consultant will be unregistered and subject to trading restrictions for a 1-year period from the issue date of the first tranche resulting in a fair value discount adjustment of $599,863 on the value of the common shares issued to the consultant. The fair value adjustments were calculated using the Black-Scholes Option Pricing Model.

The Black-Scholes Option Pricing Model requires six basic data inputs: the exercise or strike price, expected time to expiration or exercise, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement.

The following assumptions were used in the Black-Scholes Option Pricing Model:

Initial recognition – April 30, 2024
Risk-free interest rate	5.12-5.44%
Expected life	0.5-1 years
Expected dividend rate	0.00%
Expected volatility	100%

The consultant who assisted in acquiring License # 2 was to receive 1,750 shares of common stock in the following tranches and all shares were earned (i.e. fully vested) upon the Company’s acquisition of License # 2 as follows:

●	May 3, 2024: 438 shares (issued)

●	August 1, 2024: 437 shares (issued)

●	November 1, 2024: 437 shares (issued)

●	February 2, 2025: 438 shares (issued)

The cost of License # 2 IPR&D asset is $2,023,097, which is the fair value of the consideration paid on initial recognition.

On March 21, 2025, Biosciences entered into a first amendment to the exclusive license agreement covering License # 2, expanding the licensed fields in the exclusive license agreement to include all uses in animal health, including all applications as a feed additive. The Company paid $6,000 and issued 12,000 shares of common stock to the pharmaceutical company in consideration for entry into this first amendment to the exclusive license agreement regarding License # 2.

The shares issued to the pharmaceutical company are unregistered and subject to trading restrictions for six months from the issue date resulting in a fair value discount adjustment of $15,624 on the value of the common stock issued to the pharmaceutical company. The fair value adjustments were calculated using the Black-Scholes Option Pricing Model.

The first amendment to the exclusive license agreement did not result in a remeasurement of the intangible asset under ASC 350 – Intangibles – Goodwill and Other, as it does not constitute a new acquisition or recognition event. The Company will continue to monitor the asset for impairment indicators consistent with U.S. GAAP.

The Black-Scholes Option Pricing Model requires six basic data inputs: the exercise or strike price, expected time to expiration or exercise, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement.

The following assumptions were used in the Black-Scholes option pricing model:

Initial recognition – March 26, 2025
Risk-free interest rate	4.26%
Expected life	0.5 years
Expected dividend rate	0.00%
Expected volatility	100%

On May 12, 2025, Biosciences entered into a second amendment to an existing license agreement related to License # 2. The second amendment to the license agreement clarified the scope and terms of use within the animal health field. Key changes included clarification that certain provisions regarding (i) the exclusive license granted to the pharmaceutical company, (ii) milestone payment obligations of the Company, (iii) research and development obligations of the Company, (iv) recording obligations of the Company, (v) development data provisions, (vi) regulatory responsibilities of the Company, (vii) commercialization plan obligations of the Company, did not apply to licensing rights granted under the license agreement as the rights applied to the animal health field. The second amendment’s provisions also narrowed the Company’s payment obligations as to royalty payments on direct sales and a proportion of amounts received from sublicensees, as the payment related to the animal health field. There was no cost associated with the second amendment.

9.	Intangible assets and consideration payable

On January 15, 2024, the Company entered into a license agreement with a Biotechnology company to use their proprietary technology and process to assist in formulating stem cells (“License #1”). The term of the license is 10 years and has a purchase price of $1,000,000. The payments structure for License #1 is as follows:

a)	$50,000 payable upon executing the license (paid)

b)	$350,000 payable on March 15, 2025 (updated from July 15, 2024 in an amendment dated July 9, 2024)[1]

c)	$600,000 payable on completion of technology transfer or two years from January 15, 2024, whichever comes first[1].

[1]	Effective February 27, 2025, the Company and the Biotechnology company entered into a mutual termination agreement to terminate the Company’s right to License #1 and to release the Company of the remaining undiscounted obligation payable of $950,000. Upon termination, no further obligations will be required of either party.

The cost of License #1 was measured at $861,452, which is the fair value of the consideration payable on initial recognition, determined by discounting the future payments using a market interest rate of 11.75%.

Consideration payable

Consideration payable – undiscounted	$1,000,000
Discount on initial recognition	(138,548)
Fair value on initial recognition	$861,452

Paid in cash	(50,000)
Accretion	73,015
Balance, December 31, 2024	$884,467

Consideration payable – current	$350,000
Consideration payable – non-current	$534,467

On April 30, 2024, the Company entered into an exclusive license agreement with a pharmaceutical company granting the Company rights to develop, manufacture, and commercialize licensed products (“License #2”). The Company has classified License #2 as an IPR&D asset resulting in only the acquisition costs plus any transaction costs to be capitalized upon acquisition. The research and development project associated with License #2 is not yet complete and as a result the Company has not yet determined the useful life of the IPR&D asset.

The Company paid consideration of $400,000 and 679 common shares with a value of $492,850 to the pharmaceutical company. The shares issued to the pharmaceutical company are unregistered and subject to trading restrictions for six months from the issue date resulting in a fair value discount adjustment of $173,100 on the value of the common shares issued to the pharmaceutical company. The Company incurred transaction costs of $12,320 in legal fees and $1,117,771 in common shares paid to a consultant who assisted in acquiring License #2. The common shares to be issued to the consultant will be unregistered and subject to trading restrictions for a 1-year period from the issue date of the first tranche resulting in a fair value discount adjustment of $599,863 on the value of the common shares issued to the consultant. The fair value adjustments were calculated using the Black-Scholes Option Pricing Model.

The Black-Scholes Option Pricing Model requires six basic data inputs: the exercise or strike price, expected time to expiration or exercise, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement.

The following assumptions were used in the Black-Scholes option pricing model:

Initial recognition
Risk-free interest rate	5.12-5.44%
Expected life	0.5-1 years
Expected dividend rate	0.00%
Expected volatility	100%

The consultant is to receive 1,750 shares in the following tranches and all shares were earned (i.e. fully vested) upon the Company’s acquisition of License #2 as follows:

●	May 3, 2024: 438 Shares (issued)

●	August 1, 2024: 437 Shares (issued)

●	November 1, 2024: 437 Shares (issued)

●	February 2, 2025: 438 Shares (issued – Note 16)

The cost of License #2 IPR&D asset is $2,023,097, which is the fair value of the consideration paid on initial recognition.

The table below provides a continuity of the intangible assets acquired during and as of the year ended December 31, 2024:

	License #1	License #2 (IPR&D asset)	Total
Cost
Balance, December 31, 2023	$-	-	-
Additions	861,452	2,023,097	2,884,549
Balance, December 31, 2024	$861,452	2,023,097	2,884,549

Accumulated amortization
Balance, December 31, 2023	$-	-	-
Additions	82,556	-	82,556
Balance, December 31, 2024	$82,556	-	82,556

Net Book value – December 31, 2024	$778,896	2,023,097	2,801,993

With the sale of the skincare business, the Company identified indicators of impairment associated with License #1 given that there was a change in the Company’s intention to use the intangible asset in its continuing operations. Given the termination of the license agreement effective February 27, 2025 (as discussed above), the Company determined that there is no impairment required as at December 31, 2024 as the carrying amount of the intangible asset of $778,896, is recoverable through the termination of the license agreement and the Company being released from its consideration payable obligation with a carrying value of $884,467 as of December 31, 2024. The Company expects to record a gain on derecognition of the intangible asset and consideration payable in fiscal 2025.

As License #2 is an IPR&D intangible asset, the Company is required to perform an annual impairment test. In accordance with ASC 350 “Intangibles—Goodwill and Other”, the Company has the option to perform a qualitative assessment first, to determine if it is more likely than not that the IPR&D intangible asset is impaired. Only if the qualitative test indicates that it is more likely than not that the intangible asset is impaired, is the Company required to calculate the fair value of the intangible asset and perform a quantitative impairment test. Under the qualitative analysis, the Company determined that it is more likely than not that the intangible asset is not impaired, and as a result was not required to perform a quantitative test as of December 31, 2024.